Financial Risk Management - Summary of Group's Recognized Financial Assets Subject to Enforceable Master Netting Arrangements or Similar Agreements (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of offsetting of financial assets [line items]
Gross assets	₩ 98,658	₩ 97,719
Gross liabilities offset	(1)	(5,446)
Net amounts presented in the statement of financial position	98,657	92,273
Amounts not offset, Financial instruments	(96,239)	(81,700)
Amounts not offset, Cash collateral	0	0
Net amount	2,418	10,573
Derivative used for hedge [member]
Disclosure of offsetting of financial assets [line items]
Gross assets		3,284
Net amounts presented in the statement of financial position		3,284
Amounts not offset, Financial instruments		(3,284)
Amounts not offset, Cash collateral		0
Trade receivables [member]
Disclosure of offsetting of financial assets [line items]
Gross assets	78,833	85,755
Gross liabilities offset	(1)	(5,010)
Net amounts presented in the statement of financial position	78,832	80,745
Amounts not offset, Financial instruments	(76,414)	(73,109)
Amounts not offset, Cash collateral	0	0
Net amount	2,418	7,636
Other Financial Assets1 [member]
Disclosure of offsetting of financial assets [line items]
Gross assets	19,825	8,680
Gross liabilities offset		(436)
Net amounts presented in the statement of financial position	19,825	8,244
Amounts not offset, Financial instruments	(19,825)	(5,307)
Amounts not offset, Cash collateral	₩ 0	0
Net amount		₩ 2,937